Bank Properties and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Depreciation expense	$ 5.5	$ 5.7	$ 6.3